Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$1,508	$1,553,949

Aerospace & Defense — 1.7%
Boeing Co. (The)
2.30%, 08/01/21(a)	1,420	1,427,384
2.35%, 10/30/21	1,908	1,921,986
8.75%, 08/15/21	169	186,339
General Dynamics Corp.
3.00%, 05/11/21	5,345	5,438,270
3.88%, 07/15/21 (Call 04/15/21)	1,122	1,152,777
L3Harris Technologies Inc., 4.95%, 02/15/21 (Call 11/15/20)(b)	1,636	1,672,777
Lockheed Martin Corp., 3.35%, 09/15/21	2,836	2,914,557
Northrop Grumman Corp., 3.50%, 03/15/21	2,636	2,688,562
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	3,181	3,195,760
3.35%, 08/16/21	2,486	2,549,567

		23,147,979

Agriculture — 0.8%
Altria Group Inc., 4.75%, 05/05/21	4,439	4,600,358
Archer-Daniels-Midland Co., 4.48%, 03/01/21(a)	817	840,284
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	2,781	2,784,810
2.90%, 11/15/21	2,215	2,260,474
4.13%, 05/17/21	405	417,203

		10,903,129

Airlines — 0.1%
Delta Air Lines Inc., 3.40%, 04/19/21	1,738	1,764,157

Apparel — 0.1%
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	876	895,780

Auto Manufacturers — 5.5%
American Honda Finance Corp.
1.65%, 07/12/21(a)	1,615	1,616,228
1.70%, 09/09/21(a)	3,022	3,025,989
2.65%, 02/12/21(a)	3,098	3,130,343
3.15%, 01/08/21	1,019	1,033,215
3.38%, 12/10/21	1,264	1,303,968
Ford Motor Credit Co. LLC
3.20%, 01/15/21	2,925	2,948,020
3.34%, 03/18/21	5,060	5,114,395
3.47%, 04/05/21	2,789	2,826,791
3.81%, 10/12/21	2,873	2,930,834
5.09%, 01/07/21	1,665	1,708,340
5.75%, 02/01/21	3,386	3,496,079
5.88%, 08/02/21	5,034	5,277,092
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	5,340	5,423,731
3.55%, 04/09/21	1,103	1,122,755
4.20%, 03/01/21 (Call 02/01/21)	4,845	4,949,361
4.20%, 11/06/21(a)	4,255	4,411,201
4.38%, 09/25/21	4,227	4,387,203
PACCAR Financial Corp.
2.80%, 03/01/21	1,686	1,707,783
3.10%, 05/10/21	977	994,801
3.15%, 08/09/21	995	1,017,029
Toyota Motor Corp., 3.18%, 07/20/21	2,222	2,273,817

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.80%, 10/07/21(a)	$1,415	$1,419,641
1.90%, 04/08/21	2,958	2,967,969
2.75%, 05/17/21	2,339	2,374,646
2.95%, 04/13/21	3,036	3,085,335
3.05%, 01/08/21	2,269	2,298,928
3.40%, 09/15/21	2,571	2,644,736
4.25%, 01/11/21(a)	1,590	1,628,303

		77,118,533

Banks — 37.0%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	672	684,634
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	2,514	2,567,297
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	3,297	3,324,662
2.55%, 11/23/21(a)	1,812	1,840,648
Bancolombia SA, 5.95%, 06/03/21(a)	2,207	2,319,071
Bank of America Corp.
2.63%, 04/19/21	6,064	6,132,341
5.00%, 05/13/21(a)	2,830	2,947,417
5.88%, 01/05/21(a)	2,200	2,283,072
Bank of Montreal
1.90%, 08/27/21	7,076	7,108,479
Series D, 3.10%, 04/13/21	1,698	1,728,241
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	4,782	4,805,527
2.50%, 04/15/21 (Call 03/15/21)	3,895	3,933,015
3.55%, 09/23/21 (Call 08/23/21)	2,940	3,028,053
4.15%, 02/01/21(a)	555	568,242
Bank of Nova Scotia (The)
2.45%, 03/22/21(a)	5,068	5,117,160
2.50%, 01/08/21	3,615	3,642,619
2.80%, 07/21/21	2,553	2,595,916
3.13%, 04/20/21	2,707	2,756,863
4.38%, 01/13/21(a)	1,849	1,896,501
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	4,858	4,893,803
Barclays PLC
3.20%, 08/10/21	4,057	4,128,160
3.25%, 01/12/21(a)	4,555	4,613,668
BBVA USA, 3.50%, 06/11/21 (Call 05/11/21)	1,593	1,623,984
BNP Paribas SA, 5.00%, 01/15/21	7,001	7,215,581
BPCE SA
2.65%, 02/03/21(a)	1,902	1,920,678
2.75%, 12/02/21	3,065	3,124,032
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	2,597	2,623,334
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	2,800	2,820,328
2.95%, 07/23/21 (Call 06/23/21)	2,930	2,978,111
Citibank N.A.
2.85%, 02/12/21 (Call 01/12/21)	3,390	3,427,697
3.40%, 07/23/21 (Call 06/23/21)	3,150	3,224,214
Citigroup Inc.
2.35%, 08/02/21	5,485	5,530,471
2.70%, 03/30/21	8,225	8,322,302
2.90%, 12/08/21 (Call 11/08/21)	7,164	7,301,907
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	2,433	2,456,089
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	1,139	1,146,529

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	$2,169	$2,190,061
Cooperatieve Rabobank UA, 4.50%, 01/11/21(a)	5,577	5,721,723
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21(a)	6,939	6,993,194
3.13%, 04/26/21(a)	1,913	1,948,218
Credit Suisse AG/New York NY
2.10%, 11/12/21(a)	5,585	5,624,430
3.00%, 10/29/21	4,735	4,840,969
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21(a)	4,191	4,271,844
Deutsche Bank AG
3.13%, 01/13/21	2,102	2,119,005
3.38%, 05/12/21	3,299	3,346,901
Deutsche Bank AG/New York NY
3.13%, 01/13/21(a)	372	374,894
3.15%, 01/22/21(a)	7,158	7,221,348
3.38%, 05/12/21	4,015	4,061,935
4.25%, 02/04/21	1,315	1,339,590
4.25%, 10/14/21	6,282	6,472,282
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)	2,090	2,129,898
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	3,430	3,454,970
2.88%, 10/01/21 (Call 09/01/21)	2,636	2,685,188
3.35%, 07/26/21 (Call 06/26/21)	710	726,380
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	6,029	6,054,744
2.63%, 04/25/21 (Call 03/25/21)	4,464	4,506,051
2.88%, 02/25/21 (Call 01/25/21)	4,138	4,182,111
5.25%, 07/27/21	9,771	10,265,119
HSBC Holdings PLC
2.95%, 05/25/21	6,359	6,454,894
3.40%, 03/08/21	8,328	8,474,406
5.10%, 04/05/21(a)	6,774	7,036,086
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	3,357	3,405,777
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)	1,093	1,113,461
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	8,268	8,292,721
2.40%, 06/07/21 (Call 05/07/21)	4,482	4,522,786
2.55%, 03/01/21 (Call 02/01/21)	8,182	8,256,702
4.35%, 08/15/21	7,912	8,220,410
4.63%, 05/10/21	4,999	5,181,963
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	1,871	1,898,990
3.35%, 06/15/21(a)	927	948,163
KeyCorp., 5.10%, 03/24/21	3,786	3,931,572
Lloyds Bank PLC
3.30%, 05/07/21	3,754	3,830,582
6.38%, 01/21/21(a)	1,482	1,548,186
Lloyds Banking Group PLC, 3.10%, 07/06/21	3,071	3,125,572
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)	1,908	1,922,787
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	3,918	3,942,683
2.95%, 03/01/21	5,694	5,769,218
3.54%, 07/26/21	2,551	2,617,505
Mizuho Financial Group Inc., 2.27%, 09/13/21	3,470	3,495,886

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
2.50%, 04/21/21	$6,832	$6,896,426
2.63%, 11/17/21	8,204	8,328,619
5.50%, 07/28/21	8,734	9,211,226
5.75%, 01/25/21	5,815	6,037,249
National Australia Bank Ltd./New York
1.88%, 07/12/21	3,126	3,135,222
2.50%, 01/12/21(a)	3,909	3,939,803
2.63%, 01/14/21(a)	2,714	2,738,155
3.38%, 09/20/21	829	851,507
3.70%, 11/04/21	2,189	2,264,674
Northern Trust Corp., 3.38%, 08/23/21	1,047	1,074,568
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	4,190	4,214,386
2.50%, 01/22/21 (Call 12/23/20)	2,613	2,631,866
2.55%, 12/09/21 (Call 11/09/21)(a)	2,355	2,390,961
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	1,235	1,247,893
Royal Bank of Canada
2.50%, 01/19/21	3,470	3,498,176
3.20%, 04/30/21	4,411	4,497,235
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)(a)	1,633	1,703,448
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,801	3,852,504
3.13%, 01/08/21	3,436	3,476,510
Santander UK PLC
2.50%, 01/05/21	1,180	1,188,555
3.40%, 06/01/21	2,619	2,677,063
3.75%, 11/15/21	1,212	1,253,475
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	1,712	1,716,331
2.63%, 03/15/21	3,870	3,909,048
State Street Corp.
1.95%, 05/19/21	1,993	2,003,204
4.38%, 03/07/21(a)	2,177	2,241,700
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	5,230	5,253,640
2.44%, 10/19/21	2,913	2,948,218
2.93%, 03/09/21	5,669	5,745,191
Svenska Handelsbanken AB
1.88%, 09/07/21	2,604	2,614,572
2.45%, 03/30/21	4,383	4,423,893
3.35%, 05/24/21	3,367	3,441,175
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)(a)	1,734	1,771,697
Toronto-Dominion Bank (The)
1.80%, 07/13/21	4,633	4,650,374
2.13%, 04/07/21	4,819	4,850,420
2.55%, 01/25/21(a)	3,821	3,855,045
3.25%, 06/11/21(a)	1,659	1,696,162
Truist Bank, 2.85%, 04/01/21 (Call 03/01/21)	1,564	1,584,066
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)(a)	3,895	3,911,398
2.15%, 02/01/21 (Call 01/01/21)	2,974	2,985,212
2.90%, 03/03/21 (Call 02/03/21)	3,566	3,608,221
3.20%, 09/03/21 (Call 08/03/21)(a)	1,245	1,272,203
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	4,055	4,078,073
4.13%, 05/24/21 (Call 04/23/21)	2,206	2,272,577

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
3.00%, 02/04/21 (Call 01/04/21)	$2,515	$2,545,155
3.15%, 04/26/21 (Call 03/26/21)	2,217	2,256,041
3.45%, 11/16/21 (Call 10/15/21)	2,950	3,040,653
Wells Fargo & Co.
2.10%, 07/26/21	7,665	7,706,621
2.50%, 03/04/21	7,870	7,936,659
3.00%, 01/22/21	4,347	4,400,990
4.60%, 04/01/21(a)	7,539	7,788,089
Wells Fargo Bank N.A.
2.60%, 01/15/21	6,640	6,697,569
3.63%, 10/22/21 (Call 09/21/21)	6,019	6,209,562
Westpac Banking Corp.
2.00%, 08/19/21	3,879	3,900,645
2.10%, 05/13/21	3,730	3,750,403
2.65%, 01/25/21	2,637	2,661,893
Zions Bancorp. N.A., 3.50%, 08/27/21	1,025	1,050,092

		519,038,164

Beverages — 1.6%
Coca-Cola Co. (The)
1.55%, 09/01/21(a)	2,262	2,264,330
3.30%, 09/01/21(a)	3,671	3,770,411
Constellation Brands Inc., 3.75%, 05/01/21	1,496	1,531,665
Keurig Dr Pepper Inc., 3.55%, 05/25/21	5,115	5,233,208
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	2,962	2,970,501
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(a)	2,022	2,026,610
2.00%, 04/15/21 (Call 03/15/21)	2,912	2,925,453
3.00%, 08/25/21	2,305	2,356,401

		23,078,579

Biotechnology — 1.1%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)(a)	1,687	1,690,880
3.88%, 11/15/21 (Call 08/15/21)(a)	4,786	4,945,182
4.10%, 06/15/21 (Call 03/15/21)	3,690	3,787,194
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)(a)	3,305	3,445,595
4.50%, 04/01/21 (Call 01/01/21)	2,103	2,157,405

		16,026,256

Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21(a)	139	143,862
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)(a)	1,025	1,041,195

		1,185,057

Chemicals — 0.8%
Air Products & Chemicals Inc., 3.00%, 11/03/21	609	623,305
Celanese U.S. Holdings LLC, 5.88%, 06/15/21(a)	830	872,363
Eastman Chemical Co., 3.50%, 12/01/21	992	1,021,631
Ecolab Inc., 4.35%, 12/08/21(a)	2,943	3,084,146
LyondellBasell Industries NV, 6.00%, 11/15/21 (Call 08/17/21)	2,675	2,840,904
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	1,605	1,645,478
Praxair Inc.
3.00%, 09/01/21	562	574,162
4.05%, 03/15/21	1,082	1,111,290

		11,773,279

Commercial Services — 0.5%
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	795	798,593

Security	Par (000)	Value

Commercial Services (continued)
3.60%, 08/15/21	$743	$761,657
Global Payments Inc., 3.80%, 04/01/21 (Call 03/01/21)	2,425	2,473,015
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	1,457	1,483,517
3.25%, 06/07/21 (Call 05/07/21)	936	953,775
Verisk Analytics Inc., 5.80%, 05/01/21	1,101	1,151,987

		7,622,544

Computers — 3.9%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)(a)	3,650	3,651,788
2.25%, 02/23/21 (Call 01/23/21)	8,294	8,341,608
2.85%, 05/06/21	8,321	8,456,799
Dell International LLC/EMC Corp., 4.42%, 06/15/21 (Call 05/15/21)(b)	12,372	12,749,717
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)	1,397	1,433,420
HP Inc.
4.30%, 06/01/21	1,685	1,735,230
4.38%, 09/15/21	1,596	1,653,296
4.65%, 12/09/21	1,335	1,398,946
IBM Credit LLC
1.80%, 01/20/21	1,878	1,881,174
2.65%, 02/05/21	1,560	1,574,461
3.60%, 11/30/21(a)	1,912	1,980,144
International Business Machines Corp.
2.25%, 02/19/21	3,105	3,124,872
2.80%, 05/13/21	4,210	4,273,529
2.90%, 11/01/21(a)	740	755,999
NetApp Inc., 3.38%, 06/15/21 (Call 04/15/21)	1,067	1,086,675

		54,097,658

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co., 2.45%, 11/15/21	190	192,863
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	745	746,311
Procter & Gamble Co. (The)
1.70%, 11/03/21(a)	2,149	2,158,026
1.85%, 02/02/21	2,185	2,189,457
Unilever Capital Corp.
1.38%, 07/28/21(a)	1,545	1,539,500
2.75%, 03/22/21	1,432	1,450,172
4.25%, 02/10/21	2,135	2,188,119

		10,464,448

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	2,779	2,868,373
5.00%, 10/01/21	2,823	2,960,593
Air Lease Corp.
2.50%, 03/01/21	1,745	1,757,651
3.38%, 06/01/21 (Call 05/01/21)	1,412	1,437,995
3.88%, 04/01/21 (Call 03/01/21)	1,209	1,234,824
Aircastle Ltd., 5.13%, 03/15/21	377	389,558
Ally Financial Inc., 4.25%, 04/15/21	1,694	1,736,672
American Express Co.
3.00%, 02/22/21 (Call 01/22/21)	3,638	3,683,584
3.38%, 05/17/21 (Call 04/17/21)	3,392	3,461,740
3.70%, 11/05/21 (Call 10/05/21)	1,728	1,784,506
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/04/21)	6,402	6,445,022

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	$2,659	$2,710,930
4.75%, 07/15/21	4,365	4,548,810
Charles Schwab Corp. (The), 3.25%, 05/21/21 (Call 04/21/21)	1,504	1,534,215
International Lease Finance Corp., 4.63%, 04/15/21	1,218	1,256,659
Jefferies Group LLC, 6.88%, 04/15/21(a)	1,702	1,797,533
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)(a)	1,887	1,902,851
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)(a)	2,228	2,282,853

		43,794,369

Electric — 4.4%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	1,445	1,495,084
Appalachian Power Co., 4.60%, 03/30/21 (Call 12/30/20)(a)	515	528,148
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	280	287,706
Berkshire Hathaway Energy Co., 2.38%, 01/15/21	1,600	1,610,448
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)(a)	1,289	1,291,668
CenterPoint Energy Inc., 3.60%, 11/01/21	1,191	1,225,992
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	814	832,543
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	2,095	2,100,992
Dominion Energy Inc.
2.72%, 08/15/21(a)(c)	1,434	1,448,785
4.10%, 04/01/21(c)	842	861,964
Series C, 2.00%, 08/15/21 (Call 07/15/21)	1,906	1,910,155
Duke Energy Carolinas LLC, 3.90%, 06/15/21 (Call 03/15/21)	1,527	1,565,587
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	2,760	2,764,802
3.55%, 09/15/21 (Call 06/15/21)(a)	1,482	1,518,798
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 05/15/21)	410	417,487
Duke Energy Progress LLC, 3.00%, 09/15/21 (Call 06/15/21)(a)	1,049	1,068,721
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	2,755	2,785,553
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	684	694,356
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	410	422,862
Eversource Energy, 2.50%, 03/15/21 (Call 02/15/21)	1,400	1,410,486
Exelon Corp., 2.45%, 04/15/21 (Call 03/15/21)	1,613	1,623,678
Georgia Power Co., 2.40%, 04/01/21 (Call 03/01/21)	353	355,213
National Rural Utilities Cooperative Finance Corp., 2.90%, 03/15/21(a)	1,550	1,571,576
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	5,065	5,117,524
4.50%, 06/01/21 (Call 03/01/21)	828	852,252
Ohio Power Co., Series M, 5.38%, 10/01/21	821	870,679
PacifiCorp, 3.85%, 06/15/21 (Call 03/15/21)	886	907,610
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	335	335,261
PNM Resources Inc., 3.25%, 03/09/21	776	787,539
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)(a)	665	677,342
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	1,364	1,388,279
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)(a)	1,276	1,292,996
Public Service Electric & Gas Co., 1.90%, 03/15/21 (Call 02/15/21)	672	673,875
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	1,025	1,028,321
Puget Energy Inc., 6.00%, 09/01/21	655	697,084
San Diego Gas & Electric Co., 3.00%, 08/15/21(a)	1,743	1,774,984

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	$1,108	$1,131,046
Series A, 2.90%, 03/01/21	2,077	2,101,259
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	5,549	5,588,731
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	1,159	1,171,552
WEC Energy Group Inc., 3.38%, 06/15/21(a)	2,251	2,299,824
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	222	225,614
Wisconsin Public Service Corp., 3.35%, 11/21/21	1,018	1,048,550
Xcel Energy Inc., 2.40%, 03/15/21 (Call 02/15/21)	1,848	1,860,603

		61,623,529

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)(a)	1,677	1,706,633

Electronics — 0.8%
Avnet Inc., 3.75%, 12/01/21 (Call 11/01/21)(a)	635	651,326
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	675	682,162
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	1,625	1,633,157
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	5,078	5,104,812
4.25%, 03/01/21	1,595	1,640,824
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	1,507	1,533,418

		11,245,699

Environmental Control — 0.2%
Republic Services Inc., 5.25%, 11/15/21	1,054	1,119,148
Waste Management Inc., 4.60%, 03/01/21 (Call 12/01/20)	925	947,505

		2,066,653

Food — 1.6%
Campbell Soup Co., 3.30%, 03/15/21(a)	2,880	2,926,944
Conagra Brands Inc., 3.80%, 10/22/21	3,027	3,133,036
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)(a)	2,387	2,441,853
3.20%, 04/16/21	2,505	2,549,639
Hershey Co. (The), 3.10%, 05/15/21	1,321	1,345,888
JM Smucker Co. (The), 3.50%, 10/15/21	1,358	1,395,576
Kraft Heinz Foods Co., 3.38%, 06/15/21	825	841,715
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	683	687,993
2.95%, 11/01/21 (Call 10/01/21)(a)	1,543	1,572,579
3.30%, 01/15/21 (Call 12/15/20)	2,459	2,489,467
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)(a)	1,405	1,419,682
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)	1,555	1,567,735

		22,372,107

Forest Products & Paper — 0.0%
International Paper Co., 7.50%, 08/15/21	560	606,407

Gas — 0.2%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	939	956,146
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)(a)	1,201	1,254,445
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)	269	275,308

		2,485,899

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)	800	820,512

Health Care – Products — 0.3%
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	1,285	1,285,925

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	$2,214	$2,234,347
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)	797	813,960

		4,334,232

Health Care – Services — 0.9%
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	1,806	1,849,994
Quest Diagnostics Inc., 4.70%, 04/01/21	1,140	1,177,050
UnitedHealth Group Inc.
2.13%, 03/15/21(a)	3,466	3,485,722
2.88%, 12/15/21	1,890	1,932,393
3.15%, 06/15/21	1,815	1,851,609
3.38%, 11/15/21 (Call 08/15/21)	1,346	1,380,484
4.70%, 02/15/21 (Call 11/15/20)	789	807,786

		12,485,038

Home Furnishings — 0.1%
Whirlpool Corp., 4.85%, 06/15/21	801	832,535

Household Products & Wares — 0.0%
Clorox Co. (The), 3.80%, 11/15/21	245	253,808

Insurance — 1.4%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)	5,421	5,505,730
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)(a)	728	736,059
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21(a)	3,112	3,189,022
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	3,229	3,251,086
3.75%, 08/15/21(a)	963	994,760
CNA Financial Corp., 5.75%, 08/15/21	483	511,173
Marsh & McLennan Companies Inc., 4.80%, 07/15/21 (Call 04/15/21)	1,540	1,595,933
Progressive Corp. (The), 3.75%, 08/23/21(a)	777	802,571
Prudential Financial Inc., 4.50%, 11/16/21	1,030	1,081,243
Reinsurance Group of America Inc., 5.00%, 06/01/21	470	490,577
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)(a)	1,150	1,176,645
Willis Towers Watson PLC, 5.75%, 03/15/21	562	585,329

		19,920,128

Internet — 0.9%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)	3,115	3,180,228
Alphabet Inc., 3.63%, 05/19/21	2,582	2,651,146
Amazon.com Inc., 3.30%, 12/05/21 (Call 10/05/21)	2,860	2,943,283
eBay Inc., 2.88%, 08/01/21 (Call 06/01/21)	2,190	2,220,003
JD.com Inc., 3.13%, 04/29/21	1,295	1,306,060

		12,300,720

Lodging — 0.2%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	1,711	1,727,289
Series N, 3.13%, 10/15/21 (Call 07/15/21)	870	886,408

		2,613,697

Machinery — 2.1%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	3,507	3,508,508
1.93%, 10/01/21(a)	1,290	1,295,302
2.90%, 03/15/21	1,204	1,220,663
3.15%, 09/07/21	1,783	1,825,328
Series I, 2.65%, 05/17/21	1,631	1,652,480
Caterpillar Inc., 3.90%, 05/27/21(a)	3,416	3,517,080

Security	Par (000)	Value

Machinery (continued)
CNH Industrial Capital LLC
3.88%, 10/15/21	$534	$550,768
4.88%, 04/01/21	2,288	2,364,419
John Deere Capital Corp.
2.30%, 06/07/21	1,596	1,609,853
2.35%, 01/08/21	2,157	2,170,762
2.55%, 01/08/21	1,596	1,609,550
2.80%, 03/04/21	1,471	1,489,446
2.88%, 03/12/21	653	661,927
3.13%, 09/10/21(a)	1,434	1,467,513
3.15%, 10/15/21	1,645	1,687,359
3.90%, 07/12/21(a)	1,192	1,230,096
Xylem Inc./NY, 4.88%, 10/01/21(a)	1,330	1,396,247

		29,257,301

Manufacturing — 1.1%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,808	1,809,266
3.00%, 09/14/21 (Call 08/14/21)	805	822,453
General Electric Co.
4.63%, 01/07/21(a)	3,449	3,536,225
4.65%, 10/17/21	4,241	4,429,682
5.30%, 02/11/21	3,282	3,391,881
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)	340	348,061
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21	1,085	1,096,479

		15,434,047

Media — 2.1%
Comcast Corp., 3.45%, 10/01/21	5,138	5,291,267
Discovery Communications LLC, 4.38%, 06/15/21	791	817,522
NBCUniversal Media LLC, 4.38%, 04/01/21	6,466	6,666,769
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,823	2,891,853
4.13%, 02/15/21 (Call 11/15/20)	2,105	2,136,659
TWDC Enterprises 18 Corp.
2.30%, 02/12/21	2,193	2,207,013
2.75%, 08/16/21	1,504	1,529,779
3.75%, 06/01/21	1,551	1,594,195
ViacomCBS Inc.
3.88%, 12/15/21	1,393	1,445,224
4.30%, 02/15/21 (Call 11/15/20)	915	932,193
4.50%, 03/01/21	1,587	1,632,896
Walt Disney Co. (The), 4.50%, 02/15/21	2,314	2,381,823

		29,527,193

Mining — 0.3%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21(a)	1,935	1,987,148
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	480	497,127
Newmont Goldcorp Corp., 3.63%, 06/09/21 (Call 04/09/21)	1,388	1,416,926

		3,901,201

Oil & Gas — 4.0%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	1,686	1,697,026
4.74%, 03/11/21	2,784	2,876,624
BP Capital Markets PLC, 3.56%, 11/01/21	3,125	3,227,406
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	1,686	1,727,627
Chevron Corp., 2.10%, 05/16/21 (Call 04/15/21)(a)	3,941	3,966,774
EOG Resources Inc., 4.10%, 02/01/21	1,940	1,984,077
EQT Corp., 4.88%, 11/15/21	1,884	1,931,552
Exxon Mobil Corp., 2.22%, 03/01/21 (Call 02/01/21)	7,681	7,734,306
Marathon Petroleum Corp., 5.13%, 03/01/21	2,782	2,879,648

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
2.60%, 08/13/21(a)	$4,200	$4,242,546
4.85%, 03/15/21 (Call 02/15/21)	2,958	3,046,001
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	3,220	3,271,005
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)(a)	1,584	1,624,344
Pioneer Natural Resources Co., 3.45%, 01/15/21 (Call 12/15/20)	1,460	1,478,776
Shell International Finance BV
1.75%, 09/12/21	3,140	3,148,227
1.88%, 05/10/21(a)	4,278	4,294,727
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	1,874	1,889,479
2.75%, 06/19/21	3,133	3,180,841
Total Capital SA
4.13%, 01/28/21(a)	1,420	1,454,563
4.25%, 12/15/21(a)	885	927,507

		56,583,056

Oil & Gas Services — 0.1%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	1,869	1,908,922

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(b)	845	872,775

Pharmaceuticals — 6.3%
AbbVie Inc.
2.15%, 11/19/21(b)	5,830	5,864,280
2.30%, 05/14/21 (Call 04/14/21)	5,592	5,626,615
3.38%, 11/14/21	2,665	2,736,928
AmerisourceBergen Corp., 3.50%, 11/15/21 (Call 08/15/21)	1,090	1,118,307
Becton Dickinson and Co., 3.13%, 11/08/21	3,114	3,181,449
Bristol-Myers Squibb Co.
2.25%, 08/15/21(b)	825	832,343
2.55%, 05/14/21(b)	3,065	3,100,952
2.88%, 02/19/21(b)	1,770	1,788,567
Cigna Corp.
3.30%, 02/25/21 (Call 01/26/21)(b)	1,585	1,608,078
3.40%, 09/17/21	3,519	3,611,409
4.75%, 11/15/21(b)	2,630	2,760,790
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	5,329	5,354,046
3.35%, 03/09/21(a)	5,051	5,138,231
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21	3,310	3,372,890
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	3,333	3,339,199
2.45%, 12/05/21	845	860,117
3.55%, 05/15/21	908	931,345
McKesson Corp., 4.75%, 03/01/21 (Call 12/01/20)(a)	100	102,102
Merck & Co. Inc., 3.88%, 01/15/21 (Call 10/15/20)(a)	3,837	3,895,860
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	5,936	6,026,346
Perrigo Finance Unlimited Co., 3.50%, 12/15/21 (Call 10/15/21)	287	291,233
Pfizer Inc.
1.95%, 06/03/21	3,542	3,562,544
2.20%, 12/15/21	3,010	3,045,548
3.00%, 09/15/21	2,308	2,361,199
Sanofi, 4.00%, 03/29/21	4,106	4,218,669
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	9,521	9,608,403
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)	3,128	3,242,985

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc., 3.25%, 08/20/21	$750	$766,380

		88,346,815

Pipelines — 1.9%
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)(a)	968	998,657
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)(a)	2,851	2,927,065
Enterprise Products Operating LLC
2.80%, 02/15/21	2,224	2,245,951
2.85%, 04/15/21 (Call 03/15/21)	2,217	2,244,868
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	2,520	2,557,649
5.00%, 10/01/21 (Call 07/01/21)	1,551	1,616,266
5.80%, 03/01/21	1,177	1,225,175
Magellan Midstream Partners LP, 4.25%, 02/01/21	1,295	1,324,889
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	823	840,373
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (Call 11/01/20)(a)	4,623	4,745,417
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	600	616,524
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)(a)	1,520	1,556,966
TC PipeLines LP, 4.65%, 06/15/21 (Call 03/15/21)	72	74,063
TransCanada PipeLines Ltd., 9.88%, 01/01/21	637	682,826
Western Midstream Operating LP, 5.38%, 06/01/21 (Call 03/01/21)	1,287	1,327,566
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	1,781	1,834,216
7.88%, 09/01/21(a)	350	381,843

		27,200,314

Real Estate Investment Trusts — 1.5%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	2,844	2,883,418
3.45%, 09/15/21	1,561	1,600,525
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)	2,166	2,219,457
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)(a)	433	440,054
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	2,171	2,184,460
3.40%, 02/15/21 (Call 01/15/21)(a)	2,430	2,464,555
ERP Operating LP, 4.63%, 12/15/21 (Call 09/15/21)(a)	2,434	2,545,355
GLP Capital LP/GLP Financing II Inc., 4.38%, 04/15/21 (Call 01/15/21)	1,113	1,135,071
Highwoods Realty LP, 3.20%, 06/15/21 (Call 04/15/21)	280	284,043
Kimco Realty Corp., 3.20%, 05/01/21 (Call 03/01/21)	1,075	1,091,705
Service Properties Trust, 4.25%, 02/15/21 (Call 11/15/20)	846	859,121
Simon Property Group LP, 2.50%, 07/15/21 (Call 04/15/21)	1,914	1,932,642
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 12/15/20)(a)	1,069	1,094,688

		20,735,094

Retail — 2.6%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	921	931,813
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	1,806	1,862,058
Costco Wholesale Corp., 2.15%, 05/18/21 (Call 04/18/21)	2,668	2,687,983
Family Dollar Stores Inc., 5.00%, 02/01/21	342	352,226
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	4,748	4,772,547
4.40%, 04/01/21 (Call 01/01/21)	2,709	2,779,434

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	$1,251	$1,274,832
3.80%, 11/15/21 (Call 08/15/21)	1,310	1,350,806
Macy’s Retail Holdings Inc., 3.45%, 01/15/21 (Call 12/15/20)	1,417	1,433,055
McDonald’s Corp., 3.63%, 05/20/21	1,328	1,361,120
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)(a)	860	883,495
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,142	1,185,168
4.88%, 01/14/21 (Call 10/14/20)	750	765,757
Starbucks Corp., 2.10%, 02/04/21 (Call 01/04/21)	3,126	3,137,816
TJX Companies Inc. (The), 2.75%, 06/15/21 (Call 04/15/21)	1,573	1,593,245
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	3,401	3,470,380
Walmart Inc.
3.13%, 06/23/21	6,626	6,770,646
4.25%, 04/15/21(a)	140	144,493

		36,756,874

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21(a)	230	252,144

Semiconductors — 2.3%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,289	1,304,893
2.95%, 01/12/21	1,965	1,985,240
Applied Materials Inc., 4.30%, 06/15/21	1,438	1,489,998
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 01/15/21	1,544	1,548,663
Broadcom Inc., 3.13%, 04/15/21(b)	5,698	5,779,823
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	2,278	2,281,964
3.30%, 10/01/21	4,610	4,738,204
KLA Corp., 4.13%, 11/01/21 (Call 03/02/20)	1,335	1,381,418
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	3,153	3,196,890
Microchip Technology Inc., 3.92%, 06/01/21	2,219	2,272,367
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)(a)	3,273	3,294,765
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)	1,804	1,824,674
Xilinx Inc., 3.00%, 03/15/21	1,027	1,040,782

		32,139,681

Software — 2.1%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)(a)	1,852	1,868,316
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)(a)	1,800	1,834,074
Fiserv Inc., 4.75%, 06/15/21	616	640,554
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	7,764	7,768,425
4.00%, 02/08/21	1,065	1,092,381
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	11,278	11,324,804
2.80%, 07/08/21(a)	4,536	4,614,201

		29,142,755

Telecommunications — 2.8%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)(a)	5,139	5,188,848
3.88%, 08/15/21(a)	2,767	2,855,295
4.45%, 05/15/21	2,607	2,693,214
4.60%, 02/15/21 (Call 11/15/20)	1,739	1,776,945
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	5,689	5,712,609
2.20%, 02/28/21	6,685	6,723,105

Security	Par/ Shares (000)	Value

Telecommunications (continued)
2.90%, 03/04/21(a)	$1,529	$1,550,895
Orange SA, 4.13%, 09/14/21	2,918	3,032,269
Telefonica Emisiones SA, 5.46%, 02/16/21	4,432	4,594,876
Verizon Communications Inc.
3.45%, 03/15/21(a)	2,022	2,062,359
4.60%, 04/01/21	2,780	2,873,380

		39,063,795

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.15%, 05/15/21 (Call 03/15/21)	821	831,928

Transportation — 1.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21 (Call 06/15/21)	1,473	1,508,514
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)	895	911,575
CSX Corp., 4.25%, 06/01/21 (Call 03/01/21)	1,077	1,105,530
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)	904	925,578
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	880	885,676
3.45%, 11/15/21 (Call 10/15/21)(a)	515	529,471
3.50%, 06/01/21	933	953,032
Union Pacific Corp.
3.20%, 06/08/21	1,422	1,450,241
4.00%, 02/01/21 (Call 11/01/20)	2,171	2,207,668
United Parcel Service Inc.
2.05%, 04/01/21	2,164	2,173,976
3.13%, 01/15/21	4,202	4,259,904

		16,911,165

Trucking & Leasing — 0.0%
GATX Corp., 4.85%, 06/01/21	585	607,318

Total Corporate Bonds & Notes — 98.9% (Cost: $1,370,955,392)		1,387,603,856

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	33,542	33,561,905
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	7,335	7,335,000

		40,896,905

Total Short-Term Investments — 2.9% (Cost: $40,879,866)		40,896,905

Total Investments in Securities — 101.8% (Cost: $1,411,835,258)		1,428,500,761

Other Assets, Less Liabilities — (1.8)%		(24,630,463)

Net Assets — 100.0%		$1,403,870,298

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,042	(5,500)	33,542	$33,561,905	$32,824	(b)	$2,119		$894
BlackRock Cash Funds: Treasury, SL Agency Shares	18,477	(11,142)	7,335	7,335,000	30,993		—		—

				$40,896,905	$63,817		$2,119		$894

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,387,603,856	$—	$1,387,603,856
Money Market Funds	40,896,905	—	—	40,896,905

	$40,896,905	$1,387,603,856	$—	$1,428,500,761